UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2015

                    DATE OF REPORTING PERIOD: APRIL 30, 2015

ITEM 1.       REPORTS TO STOCKHOLDERS.


                       The Advisors' Inner Circle Fund II

                                 [LOGO OMITTED]


                         CARDINAL SMALL CAP VALUE FUND

                      Semi-Annual Report | April 30, 2015






                              Investment Adviser:
                      CARDINAL CAPITAL MANAGEMENT, L.L.C.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
                                                                  (Unaudited)

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Investments ....................................................   1
Statement of Assets and Liabilites .........................................   4
Statement of Operations ....................................................   5
Statement of Changes in Net Assets .........................................   6
Financial Highlights .......................................................   7
Notes to Financial Statements ..............................................   8
Disclosure of Fund Expenses ................................................  15








The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-844-CCM-SEIC (1-844-226-7342); and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
                                                                  (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------
30.6% Financials
19.0% Information Technology
16.6% Industrials
10.1% Consumer Discretionary
9.2%  Health Care
4.9%  Energy
4.5%  Materials
4.5%  Short-Term Investment
0.6%  Consumer Staples

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.8%+
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
CONSUMER DISCRETIONARY -- 10.2%
  Del Frisco's Restaurant Group * .............    5,305           $   107,002
  Krispy Kreme Doughnuts * ....................    7,985               142,133
  MDC Partners, Cl A ..........................   12,650               264,891
  Motorcar Parts of America * .................    4,580               133,873
  Performance Sports Group * ..................    5,725               116,218
  Six Flags Entertainment .....................    5,715               268,719
                                                                     ---------
                                                                     1,032,836
                                                                     ---------
CONSUMER STAPLES -- 0.6%
  Calavo Growers ..............................    1,145                57,994
                                                                     ---------

ENERGY -- 5.0%
  Bonanza Creek Energy * ......................    3,200                88,192
  Diamondback Energy * ........................    1,335               110,231
  World Fuel Services .........................    5,465               303,308
                                                                     ---------
                                                                       501,731
                                                                     ---------
FINANCIALS -- 31.1%
  BGC Partners, Cl A ..........................    8,270                82,989
  Bluerock Residential Growth, Cl A REIT ......   14,355               196,376
  Cardinal Financial ..........................    5,675               117,075
  Cash America International ..................    4,125               106,920


    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
                                                                  (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----

FINANCIALS -- continued
  Columbia Banking System .....................    5,960           $   177,012
  EPR Properties REIT .........................    2,265               130,623
  Hersha Hospitality Trust, Cl A REIT .........   31,570               202,995
  Howard Hughes * .............................    2,210               328,119
  Medical Properties Trust REIT ...............   17,095               238,988
  National Storage Affiliates Trust REIT * ....    7,900               101,357
  Nelnet, Cl A ................................      995                44,546
  PacWest Bancorp .............................    6,883               310,424
  Physicians Realty Trust REIT ................    8,330               138,278
  Starwood Property Trust REIT ................    4,780               114,768
  Starwood Waypoint Residential Trust REIT ....   5,970                153,668
  Two Harbors Investment REIT .................   19,115               200,707
  United Financial Bancorp ....................   13,261               169,078
  Winthrop Realty Trust REIT ..................   19,410               319,489
                                                                     ---------
                                                                     3,133,412
                                                                     ---------
HEALTH CARE -- 9.3%
  Chemed ......................................    1,240               142,910
  Globus Medical, Cl A * ......................    5,960               142,384
  Ligand Pharmaceuticals * ....................    5,690               441,772
  Providence Service * ........................    2,200                93,544
  Trinity Biotech ADR .........................    7,100               119,067
                                                                     ---------
                                                                       939,677
                                                                     ---------
INDUSTRIALS -- 16.8%
  Babcock & Wilcox ............................    8,150               263,408
  CBIZ * ......................................   29,260               264,510
  Echo Global Logistics * .....................      800                23,120
  Kaman .......................................    6,110               254,848
  KAR Auction Services ........................    9,800               364,658
  Roadrunner Transportation Systems * .........   10,710               262,074
  Teledyne Technologies * .....................    2,485               260,851
                                                                     ---------
                                                                     1,693,469
                                                                     ---------



    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
                                                                  (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----

INFORMATION TECHNOLOGY -- 19.2%
  ACI Worldwide * .............................   12,727           $   293,103
  Atmel .......................................   13,695               103,808
  Boingo Wireless * ...........................    6,540                54,020
  Convergys ...................................   10,325               234,171
  CTS .........................................    2,800                50,232
  IAC .........................................    2,425               169,313
  InterDigital ................................    3,205               175,378
  j2 Global ...................................    2,915               202,214
  Knowles * ...................................    6,870               131,698
  PDF Solutions * .............................   14,555               263,009
  Synaptics * .................................    2,270               192,314
  TechTarget * ................................    6,760                73,143
                                                                     ---------
                                                                     1,942,403
                                                                     ---------
MATERIALS -- 4.6%
  Innospec ....................................    3,470               151,639
  Silgan Holdings .............................    5,135               276,622
  US Antimony * ...............................   33,530                36,883
                                                                     ---------
                                                                       465,144
                                                                     ---------
TOTAL COMMON STOCK
(Cost$9,255,872)                                                     9,766,666
                                                                     ---------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(A) -- 4.5%
--------------------------------------------------------------------------------
SEI Daily Income Trust Government Fund,
  Cl A, 0.020%
  (Cost$455,150) ..............................  455,150               455,150
                                                                   -----------
TOTAL INVESTMENTS -- 101.3%
  (Cost$9,711,022) ............................                    $10,221,816
                                                                   ===========

     Percentages are based on Net Assets of $10,085,719.
*    Non-income producing security.
+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)  The reporting rate is the 7-day effective yield as of April 30, 2015.

ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
                                                                  (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Assets:
Investments, at Value (Cost $9,711,022) ................             $10,221,816
Receivable due from Adviser ............................                  11,034
Dividend Receivable ....................................                   5,546
Receivable for Investment Securities Sold ..............                   4,419
Prepaid Expenses .......................................                   4,541
                                                                     -----------
  Total Assets .........................................              10,247,356
                                                                     -----------
Liabilities:
Payable for Investment Securities Purchased ............                  89,634
Audit Fees Payable .....................................                  23,082
Payable due to Administrator ...........................                   9,041
Legal Fees Payable .....................................                   6,614
Chief Compliance Officer Fees Payable ..................                   2,544
Payable due to Trustees ................................                   1,424
Other Accrued Expenses and Other Payables ..............                  29,298
                                                                     -----------
  Total Liabilities ....................................                 161,637
                                                                     -----------
Net Assets .............................................             $10,085,719
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in Capital ........................................             $ 9,461,597
Undistributed Net Investment Income ....................                  30,913
Accumulated Net Realized Gain on Investments ...........                  82,415
Net Unrealized Appreciation on Investments .............                 510,794
                                                                     -----------
Net Assets .............................................             $10,085,719
                                                                     ===========
Net Asset Value and Offering Price Per Share-
  Institutional Class Shares
  ($10,085,719/943,240 shares) .........................             $     10.69
                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                      CARDINAL SMALL CAP VALUE
                                                        FUND FOR THE SIX MONTHS
                                                        ENDED APRIL 30, 2015
                                                        (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income:
Dividends ........................................................   $   92,945
Less: Foreign Taxes Withheld .....................................       (1,071)
                                                                     -----------
  Total Investment Income ........................................       91,874
                                                                     -----------
Expenses:
Administration Fees ..............................................       54,548
Investment Advisory Fees .........................................       28,343
Trustees' Fees ...................................................        4,312
Chief Compliance Officer Fees ....................................        3,884
Offering Costs ...................................................       14,658
Legal Fees .......................................................       14,605
Transfer Agent Fees ..............................................       12,366
Audit Fees .......................................................       11,366
Printing Fees ....................................................       11,043
Custodian Fees ...................................................        2,478
Registration and Filing Fees .....................................        2,285
Other Expenses ...................................................        4,626
                                                                     -----------
  Total Expenses .................................................      164,514
                                                                     -----------
Less:
  Waiver of Investment Advisory Fees .............................      (28,343)
  Reimbursement by Adviser .......................................      (95,678)
                                                                     -----------
  Net Expenses ...................................................       40,493
                                                                     -----------
Net Investment Income ............................................       51,381
                                                                     -----------
Net Realized Gain on Investments .................................       91,528
                                                                     -----------
Net Change in Unrealized Appreciation on Investments .............      535,906
                                                                     -----------
NetRealized and Unrealized Gainon Investments. ...................      627,434
                                                                     -----------
Net Increase in Net Assets Resulting from Operations .............   $  678,815
                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS              YEAR
                                                                 ENDED                 ENDED
                                                             APRIL 30, 2015         OCTOBER 31,
                                                               (UNAUDITED)             2014
                                                             --------------         -----------

Operations:
  Net Investment Income ..................................   $   51,381             $    23,979
  Net Realized Gain on Investments .......................       91,528                  14,672
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .......................................      535,906                 (25,112)
                                                            -----------             -----------
  NetIncrease in Net Assets Resulting
    From Operations .......................................     678,815                  13,539
                                                            -----------             -----------
Dividends:
  Dividends from Net Investment Income:
    Institutional Class Shares ...........................      (46,870)                     --
                                                            -----------             -----------
  Distributions from Net Capital Gains:
    Institutional Class Shares ...........................      (21,362)                     --
                                                            -----------             -----------
Total Dividends and Distributions ........................      (68,232)                     --
                                                            -----------             -----------
Capital Share Transactions:(1)
  Institutional Class Shares:
    Issued ...............................................    2,685,000               6,713,600
    Reinvestment of Distributions. .......................       63,047                      --
    Redeemed .............................................          (50)                     --
                                                            -----------             -----------
  Increase in Net Assets From Institutional
    Class Shares Transactions ............................    2,747,997               6,713,600
                                                            -----------             -----------
  Net Increase in Net Assets From
    Share Transactions ...................................    2,747,997               6,713,600
                                                            -----------             -----------
  Total Increase in Net Assets ...........................    3,358,580               6,727,139
                                                            -----------             -----------
Net Assets:
  Beginning of Period ....................................    6,727,139                      --
                                                            -----------             -----------
  End of Period (undistributed net investment income
    of $30,913 and $26,402) ..............................  $10,085,719             $ 6,727,139
                                                            ===========             ===========

(1)  For share transactions, see Note 6 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        SELECTED PER SHARE DATA & RATIOS
                                                           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   SIX MONTHS                  PERIOD
                                                                     ENDED                     ENDED
                                                                 APRIL 30, 2015              OCTOBER 31,
INSTITUTIONAL CLASS SHARES                                        (UNAUDITED)                   2014(++)
                                                                 --------------              -----------
Net Asset Value, Beginning of Period ......................      $   9.93                    $  10.00
                                                                 ---------                   ---------
Income (Loss) from Investment Operations:
  Net Investment Income* ..................................          0.07                        0.04
  Net Realized and Unrealized Gain (Loss) .................          0.89                       (0.11)
                                                                 ---------                   ---------
  Total from Investment Operations ........................          0.96                       (0.07)
                                                                 ---------                   ---------
Dividends and Distributions:
  Net Investment Income ...................................         (0.14)                         --
  Capital Gains ...........................................         (0.06)                         --
                                                                 ---------                   ---------
  Total Dividends and Distributions .......................         (0.20)                         --
                                                                 ---------                   ---------
Net Asset Value, End of Period ............................      $  10.69                    $   9.93
                                                                 =========                   =========
Total Return+ .............................................          8.72%                      (0.70)%
                                                                 =========                   ==========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) .....................      $ 10,086                    $  6,727
Ratio of Expenses to Average Net Assets ...................          1.00%++                     1.00%++
  Ratio of Expenses to Average Net Assets (Excluding
    Waivers, Reimbursements and Fees Paid Indirectly) .....          4.06%++                     6.19%++
Ratio of Net Investment Income to Average Net Assets ......          1.27%++                     0.70%++
Portfolio Turnover Rate^ ..................................            18%                         28%

*    Per share calculations were performed using average shares for the period.
+ Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
++   Annualized.
^ Portfolio turnover rate is for the period indicated and has not been annualized.
(++) Commenced operations on April 1, 2014.


    The accompanying notes are an integral part of the financial statements.

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. Organization:

The Advisors' Inner Circle Fund II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the Cardinal Small Cap Value Fund (the "Fund"). The Fund commenced operations on April 1, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

     Use of Estimates -- The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U. S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
--------------------------------------------------------------------------------

     used. The prices for foreign securities are reported in local currency and converted to U. S. dollars using currency exchange rates.

     Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     As of April 30, 2015, there were no securities valued in accordance with the fair value procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U. S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk,

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
--------------------------------------------------------------------------------

          referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of April 30, 2015, all of the Fund's investments were Level 1. For details of the investment classification, reference the Schedule of Investments. For the six months ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities. For the six months ended April 30, 2015, there were no Level 3 securities.

     For the six months ended April 30, 2015, there have been no significant changes to the Fund's fair valuation methodology.

     Federal Income Taxes -- It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
--------------------------------------------------------------------------------

     As of and during the six months ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

     Security Transactions and Investment Income -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

     Investments in REITs -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     Expenses -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     Dividends and Distributions to Shareholders -- The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
--------------------------------------------------------------------------------

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2015, the Fund paid $ 54,548 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

MUFG Union Bank, N. A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Cardinal Capital Management, L.L.C. (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until May 31, 2016. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2016. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
--------------------------------------------------------------------------------

annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. As of April 30, 2015, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time of the waiver, to the Adviser were $177,240 and $124,020, expiring in 2017 and 2018, respectively.

6. Share Transactions:
                                                    SIX MONTHS        PERIOD
                                                    ENDED APRIL        ENDED
                                                     30, 2015        OCTOBER 31,
                                                    (UNAUDITED)         2014*
                                                    ----------       -----------
Share Transactions:
Institutional Class Shares
  Issued                                              259,364          677,675
  Reinvestment of Distributions                         6,205               --
  Redeemed                                                 (4)              --
                                                      --------         -------
  Net Institutional Class Shares Capital
    Share Transactions                                265,565          677,675
                                                      --------         -------
  NetIncreasein Shares Outstanding From
    Share Transactions                                265,565          677,675
                                                      ========         =======

*    Commenced operations on April 1, 2014.

7. Investment Transactions:

For the six months ended April 30, 2015, the Fund made purchases of $ 4,089,764 and sales of $1,425,754 in investment securities other than long-term U. S. Government and short-term securities. There were no purchases or sales of long-term U. S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U. S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
--------------------------------------------------------------------------------

These reclassifications had no impact on net assets or net asset value per share.

As of October 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

     Undistributed Ordinary Income ...........................   $47,750
     Unrealized Depreciation .................................   (34,211)
                                                                 --------
     Total Accumulated Losses ................................   $13,539
                                                                 ========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2015, were as follows:

                      Aggregate Gross      Aggregate Gross           Net
                        Unrealized           Unrealized           Unrealized
Federal Tax Cost       Appreciation         Depreciation         Appreciation
--------------------------------------------------------------------------------
$9,711,022              $798,671             $(287,877)            $510,794

The temporary book to tax differences primarily consist of wash sales.

9. Other:

At April 30, 2015, 94.2% of Institutional Class Shares total shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the next page illustrates your Fund's costs in two ways:

o Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o Hypothetical 5% Return . This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS'INNER CIRCLE FUND II                                 CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  APRIL 30, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (Unaudited) -- concluded
--------------------------------------------------------------------------------

                                   Beginning      Ending
                                   Account        Account        Annualized      Expenses
                                   Value          Value          Expense         Paid During
                                   11/01/14       4/30/15        Ratios          Period*
---------------------------------------------------------------------------------------------
Cardinal Small Cap Value Fund
---------------------------------------------------------------------------------------------
Actual Fund Return
Institutional Class Shares         $1,000.00      $1,087.20        1.00%           $5.18
---------------------------------------------------------------------------------------------
Hypothetical 5% Return
Institutional Class Shares         $1,000.00      $1,019.84        1.00%           $5.01
---------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

                      [This Page Intentionally Left Blank]

                         Cardinal Small Cap Value Fund
                                   PO Box 588
                               Portland, ME 04112
                                1-844 -CCM -SEIC

                                    Adviser:
                      Cardinal Capital Management, L. L.C.
                           Four Greenwich Office Park
                          Greenwich, Connecticut 06831

                                  Distributor:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 Administrator:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 Legal Counsel:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

                                                                 CAR-SA-001-0200

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President

Date: June 26, 2015


By (Signature and Title)                  /s/ Rami Abdel-Rahman
                                          --------------------------------------
                                          Rami Abdel-Rahman
                                          Treasurer, Controller & CFO

Date: June 26, 2015